Organization (Details) - USD ($)			12 Months Ended
		Aug. 28, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization [Line Items]
Increase of PIPE financing (in Dollars)			$ 13,200,000	$ 7,545,772
Ordinary shares, outstanding	[1]		70,789,261	64,730,411
Warrant [Member]
Organization [Line Items]
Warrant outstanding		16,925,000	16,925,000
YD Biopharma [Member]
Organization [Line Items]
Percentage of business combination		100.00%
Business combination outstanding shares		4,140,948	4,140,948
Transaction value (in Dollars)		$ 647,304,110
Share price (in Dollars per share)		$ 10
YD Biopharma [Member] | Warrant [Member]
Organization [Line Items]
Warrant outstanding		16,925,000
PIPE Financing [Member]
Organization [Line Items]
Share issue		1,650,000
Increase of PIPE financing (in Dollars)		$ 13,200,000
Shares issue price per share (in Dollars per share)		$ 8
Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares, outstanding		70,521,359	70,789,261	64,730,411	64,730,411	64,730,411
Ordinary Shares [Member] | YD Biopharma [Member]
Organization [Line Items]
Business combination outstanding shares		64,730,411

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025.